Allowance for Doubtful Accounts	12 Months Ended
Oct. 31, 2012
Allowance for Doubtful Accounts

Note 3—Allowance for Doubtful Accounts

The allowance for doubtful accounts, which includes bad debts as well as sales returns and allowances, consisted of the following as of the dates indicated:

	Year Ended October 31,
In thousands	2012	2011	2010
Balance, beginning of year	$48,670	$48,043	$47,211
Provision for doubtful accounts	4,594	8,732	15,307
Deductions	(8,117)	(8,105)	(14,475)

Balance, end of year	$45,147	$48,670	$48,043

The provision for doubtful accounts represents charges to selling, general and administrative expense for estimated bad debts, whereas the provision for sales returns and allowances is reported as a reduction of revenues.